Mosaic Funds
Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona  85258
480-443-9537

May 1, 2001

Filed Electronically

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:  Mosaic Income Trust (the "Trust")
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 2-80808; File No. 811-3616

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Secretary and General Counsel
Mosaic Income Trust

cc:  John Rashke, Esq.
      David Leahy, Esq.